INVESTMENTS IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2015 CNY (¥)
Disclosure of associates [line items]
Paid-in capital	¥ 7,083,537,000	¥ 7,083,537,000	$ 1,088,720		¥ 7,083,537,000
Significant contingent liabilities relating to the Group's interest in the associates	¥ 0
Significant restrictions on the transfer of assets or earnings from the associates to the Group	0
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	49.00%	49.00%
Paid-in capital	¥ 343,050,000
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	49.00%	49.00%
Paid-in capital	¥ 64,000,000

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.